CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	$ 16,518	99,998	83,309	56,573
Other comprehensive income(losses), net of taxes of nil:
Foreign currency translation adjustments	1,008	6,103	(87)	(751)
Change in fair value of available-for-sale investments	(156)	(945)	1,247	187
Comprehensive income	17,370	105,156	84,469	56,009
Less: comprehensive income attributable to the noncontrollng interests	9,009	54,537	47,836	46,020
Comprehensive income attributable to ChinaEdu Corporation shareholders	$ 8,361	50,619	36,633	9,989